GUIDESTONE FUNDS

Supplement dated September 9, 2014

to

Prospectus dated May 1, 2014

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus, as supplemented.

I.         PORTFOLIO MANAGER CHANGES FOR THE LOW-DURATION BOND FUND

AND MEDIUM-DURATION BOND FUND

Effective immediately, Chris Dialynas no longer serves as portfolio manager for the portions of the Low-Duration Bond Fund and Medium-Duration Bond Fund managed by Pacific Investment Management Company LLC. All references herein to Mr. Dialynas are deleted in their entirety.

In the section disclosing “Sub-Advisers and Portfolio Managers” for the Low-Duration Bond Fund on page 66, the disclosure entitled “Pacific Investment Management Company LLC” is deleted in its entirety and replaced with the following:

Pacific Investment Management Company LLC
Jerome Schneider	Since April 2014
Managing Director

In the section disclosing “Sub-Advisers and Portfolio Managers” for the Medium-Duration Bond Fund on page 70, the disclosure entitled “Pacific Investment Management Company LLC” is deleted in its entirety and replaced with the following:

Pacific Investment Management Company LLC
Sudi Mariappa	Since April 2014
Managing Director and Portfolio Manager

Under the heading “Sub-Advisers,” the disclosure pertaining to Pacific Investment Management Company LLC for the Low-Duration Bond Fund, on page 139, is deleted in its entirety and replaced with the following:

Pacific Investment Management Company LLC (“PIMCO”), 650 Newport Center Drive, Newport Beach, California 92660: PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed-income portfolios. PIMCO was one of the first investment managers to specialize in fixed-income and has successfully managed a total return strategy on behalf of clients since the 1970s. PIMCO had assets under management as of June 30, 2014 of approximately $2.0 trillion. Jerome Schneider is a Managing Director and head of the short-term and funding desk. He joined PIMCO in 2008 and has 19 years of investment experience. Mr. Schneider is responsible for the day-to-day management of an assigned portion of the Low-Duration Bond Fund.

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Under the heading “Sub-Advisers,” the disclosure pertaining to Pacific Investment Management Company LLC for the Medium-Duration Bond Fund, on page 140, is deleted in its entirety and replaced with the following:

Pacific Investment Management Company LLC (“PIMCO”), 650 Newport Center Drive, Newport Beach, California 92660: PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed-income portfolios. PIMCO was one of the first investment managers to specialize in fixed-income and has successfully managed a total return strategy on behalf of clients since the 1970s. PIMCO had assets under management as of June 30, 2014 of approximately $2.0 trillion. Sudi Mariappa is a Managing Director and Portfolio Manager with 27 years of investment experience. Prior to re-joining PIMCO in 2014, Mr. Mariappa was Managing Director at GLG, a London-based hedge fund, where he developed and managed fixed-income funds. Prior to that, he served as a senior advisor to PIMCO’s portfolio manager group from 2009 to 2011. Mr. Mariappa is responsible for the day-to-day management of an assigned portion of the Medium-Duration Bond Fund.

II.         PORTFOLIO MANAGER CHANGE FOR THE

GROWTH EQUITY FUND

Effective immediately, Sam Console no longer serves as a portfolio manager for the portion of the Growth Equity Fund managed by Rainier Investment Management, LLC. All references herein to Mr. Console are deleted in their entirety.

III.         PORTFOLIO MANAGER CHANGE FOR THE

INTERNATIONAL EQUITY FUND

Effective immediately, Frederick Herman no longer serves as a portfolio manager for the portion of the International Equity Fund managed by Philadelphia International Advisors, L.P. All references herein to Mr. Herman are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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GUIDESTONE FUNDS

Supplement dated September 9, 2014

to

Statement of Additional Information (“SAI”) dated May 1, 2014

This supplement provides new and additional information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI, as supplemented.

I.        PORTFOLIO MANAGER CHANGES FOR THE LOW-DURATION BOND FUND

AND MEDIUM-DURATION BOND FUND

Effective immediately, Chris Dialynas no longer serves as portfolio manager for the portions of the Low-Duration Bond Fund and Medium-Duration Bond Fund managed by Pacific Investment Management Company LLC. All references herein to Mr. Dialynas are deleted in their entirety.

II.         PORTFOLIO MANAGER CHANGE FOR THE

GROWTH EQUITY FUND

Effective immediately, Sam Console no longer serves as a portfolio manager for the portion of the Growth Equity Fund managed by Rainier Investment Management, LLC. All references herein to Mr. Console are deleted in their entirety.

III.         PORTFOLIO MANAGER CHANGE FOR THE

INTERNATIONAL EQUITY FUND

Effective immediately, Frederick Herman no longer serves as a portfolio manager for the portion of the International Equity Fund managed by Philadelphia International Advisors, L.P. All references herein to Mr. Herman are deleted in their entirety.

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IV.        CHANGES TO OTHER ACCOUNTS MANAGED

Under the “Other Accounts Managed” chart, beginning on page 59, the section entitled “Pacific Investment Management Company LLC” is deleted in its entirety and replaced with the following, which is current as of June 30, 2014.

Sub-Adviser Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Pacific Investment Management Company LLC
Jerome Schneider	14	114,030	8	17,617	48	35,465	N/A	N/A	N/A	N/A	1	102
Sudi Mariappa	N/A	N/A	1	74	52	18,229	N/A	N/A	N/A	N/A	2	2,260

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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